Shareholders' Equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Amount
Balance at the beginning period			$ 5,728.2
Exercise of stock options			2.7	$ 2.9
Dividend reinvestment plan	$ (9.3)	$ (6.9)	(19.8)	$ (14.5)
Balance at the ending period	$ 5,753.9		$ 5,753.9		$ 5,728.2
Common shares
Shareholders' Equity
Shares issued	192,426,697		192,426,697
Shares, par value (dollars per share)	$ 0		$ 0
Preferred shares
Shareholders' Equity
Shares issued	0		0
Share capital
Number of shares
Number of shares outstanding at beginning of period			192,175,042	191,892,691	191,892,691
Exercise of stock options			69,432		61,000
Vesting of restricted share units			16,640
Dividend reinvestment plan			165,583		221,351
Number of shares outstanding at end of period	192,426,697		192,426,697		192,175,042
Amount
Balance at the beginning period			$ 5,728.2	$ 5,695.3	$ 5,695.3
Exercise of stock options			3.5	3.8	3.8
Vesting of restricted share units			(2.4)
Dividend reinvestment plan			(19.8)	$ (14.5)	(29.1)
Balance at the ending period	$ 5,753.9		$ 5,753.9		$ 5,728.2